Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Long Contracts [Member] - 10 Year U.S. Treasury Note [Member]	12 Months Ended
Dec. 31, 2016 contract
Summary of Investment Holdings [Line Items]
Investment term	10 years
Contracts	4
Investment settlement date	Mar. 01, 2017